Investments (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Curent
Cash and cash equivalents		R$ 12,466,474	R$ 8,680,686	R$ 13,862,852	R$ 6,803,880
Financial investments		2,295,497	3,492,710
Trade accounts receivable		3,231,934	7,153,565
Inventories		14,030,064	16,335,101
Taxes recoverable		1,156,355	1,428,658
Recoverable income taxes		392,062	1,189,812
Derivatives		157,906	33,816
Other receivables		727,364	979,097
Total current assets		34,457,656	39,293,445
Non-current
Taxes recoverable		1,617,669	1,252,058
Other receivables		170,536	365,652
Property, plant and equipment		37,763,295	37,225,130	35,929,149
Right of use of assets		3,952,987	2,780,037	2,902,395
Total non current assets		53,591,202	53,270,923
Total assets		88,048,858	92,564,368
Current
Trade payables		12,246,782	12,053,266
Borrowings		1,254,550	1,343,494
Braskem Idesa Borrowings		868,635	86,765
Taxes payable		491,051	1,012,116
Lease		1,039,706	675,366
Provision - geological event in Alagoas		4,247,609	4,378,071
Total current liabilities		24,185,247	25,193,523
Non-current
Loan to non-controlling shareholders of Braskem Idesa		2,498,093	3,646,538
Lease		3,200,824	2,481,048
Other payables		282,940	461,917
Total non current liabilities		57,755,394	61,167,017
Shareholders' equity
Attributable to the Company's shareholders		7,321,799	7,865,819
Non-controlling interest in subsidiaries		(1,213,582)	(1,661,991)
Total shareholders equity		6,108,217	6,203,828	(3,866,518)	R$ 3,944,706
Total liabilities and shareholders' equity		88,048,858	92,564,368
Net revenue		96,519,284	105,625,201	58,543,494
Cost of products sold		(85,160,548)	(73,568,231)	(47,331,414)
Gross profit		11,358,736	32,056,970	11,212,080
Income (expenses)
General and administrative		(2,763,983)	(2,522,127)	(1,918,747)
Research and development		(374,493)	(296,583)	(250,648)
Results from equity-accounted investees		(34,848)	(4,644)	19,398
Other income		507,333	1,534,487	750,749
Operating profit		4,272,073	26,043,547	(71,892)
Financial results
Financial expenses		(5,662,693)	(5,907,155)	(4,913,365)
Financial income		2,010,134	1,827,438	600,184
Exchange rate variations, net		(572,170)	(4,002,807)	(5,298,711)
Finance income (cost)		(4,224,729)	(8,082,524)	(9,611,892)
(Loss) profit before income tax
and social contribution		47,344	17,961,023	(9,683,784)
Income taxes		867,735	3,999,403	(2,668,478)
Adjustments for reconciliation of profit (loss)
		4,733,165	4,178,433	4,048,081
		(34,848)	(4,644)	19,398
		2,702,636	6,311,431	10,457,272
		130,995	115,187	8,794
		9,507,890	29,698,140	11,833,122
Changes in operating working capital
				3,746,107
		1,530,050	296,957	(1,860,827)
		3,661,267	(2,175,285)	(2,187,826)
		2,138,161	(7,574,285)	(252,534)
		682,457	4,963,587	1,532,554
		310,789	(198,556)	690,888
		514,079	1,199,614	(3,001,564)
		(1,009,356)	(3,007,488)	449,761
		317,867	389,087	349,842
		1,520,019	1,339,765	6,901,828
		(2,742,791)	(2,928,081)	(1,181,931)
		(390,727)	805,452	14,801
Cash generated from operations		13,477,365	20,376,774	9,287,354
		(2,904,879)	(2,883,433)	(2,736,821)
		(1,620,747)	(2,706,856)	(257,542)
Net cash generated by operating activities		8,951,739	14,786,485	6,292,991
Proceeds from the sale of fixed assets and intangible assets		2,438	40,353	33,140
Dividends received		5,660	295	4,822
Acquisitions to property, plant and equipment and intangible assets		(4,848,281)	(3,421,324)	(2,759,789)
Net cash used in investing activities		(4,947,273)	(3,380,676)	(2,721,827)
Short-term and long-term debt
		6,418,208	16,308	13,049,459
		(3,855,662)	(9,413,909)	(8,734,505)
Braskem Idesa borrowings
			7,271,658
		(45,311)	(7,995,045)	(905,210)
Lease		928,890	841,706	662,068
Dividends paid		(1,350,293)	(5,993,265)	(2,380)
Non-controlling interest in subsidiaries		21,162
Cash generated (used) in financing activities		225,092	(16,965,504)	2,173,222
Exchange variation on cash of foreign subsidiaries		(443,770)	377,529	1,314,586
Increase in cash and cash equivalents		3,785,788	(5,182,166)	7,058,972
Consolidated Braskem Without The Effect Of Braskem Idesa Consolidated [Member]
Curent
Cash and cash equivalents		10,282,142	6,907,355
Financial investments		2,295,497	3,492,710
Trade accounts receivable		3,621,335	6,607,762
Inventories		12,921,617	15,325,001
Taxes recoverable		905,844	1,402,100
Recoverable income taxes		392,062	1,189,812
Derivatives		157,906	33,816
Other receivables		628,447	841,473
Total current assets		31,204,850	35,800,029
Non-current
Taxes recoverable		1,328,695	983,655
Recoverable income taxes		252,995	230,069
Deferred tax assets		6,671,492	6,481,642
Related parties	[1]	7,250,756	10,064,320
Derivatives		71,544	51
Judicial deposits		215,274	194,212
Other receivables		187,107	370,928
Investments		149,023	58,923
Property, plant and equipment	[2]	24,319,015	23,510,588
Intangible		2,730,124	2,572,675
Right of use of assets	[3]	3,638,507	2,427,633
Total non current assets		46,814,532	46,894,696
Total assets		78,019,382	82,694,725
Current
Trade payables		11,418,031	11,861,563
Borrowings		1,254,550	1,343,494
Debentures		127,801	59,088
Braskem Idesa Borrowings
Payroll and related charges		789,441	1,095,040
Taxes payable		481,729	1,003,813
Income taxes payable		381,117	1,672,844
Lease		955,225	598,523
Provision - geological event in Alagoas		4,247,609	4,378,071
Other payables		2,645,828	2,495,544
Total current liabilities		22,301,331	24,507,980
Non-current
Loan agreements		31,310,710	33,553,766
Braskem Idesa Borrowings
Debentures		3,023,674	137,830
Accounts payable to related parties
Loan to non-controlling shareholders of Braskem Idesa
Deferred tax liabilities		904,521	1,407,434
Provision for losses on subsidiaries	[4]	4,094,535	5,284,666
Lease		2,942,284	2,147,745
Provision - geological event in Alagoas		2,378,949	3,283,188
Other payables		3,590,317	4,406,733
Total non current liabilities		48,244,990	50,221,362
Shareholders' equity
Attributable to the Company's shareholders		7,321,798	7,865,819
Non-controlling interest in subsidiaries		151,263	99,564
Total shareholders equity		7,473,061	7,965,383
Total liabilities and shareholders' equity		78,019,382	82,694,725
Net revenue		93,038,949	101,448,155	55,779,528
Cost of products sold		(82,624,987)	(72,471,291)	(45,563,723)
Gross profit		10,413,962	28,976,864	10,215,805
Income (expenses)
Selling and distribution		(1,890,181)	(1,834,303)	(1,609,844)
(Loss) reversals for impairment of trade accounts receivable		(38,248)	(8,736)	(55,074)
General and administrative		(2,545,044)	(2,292,884)	(1,739,541)
Research and development		(374,493)	(296,583)	(250,648)
Results from equity-accounted investees		(1,078,115)	(82,709)	(1,026,922)
Other income		505,629	1,530,443	748,923
Other expenses		(2,305,411)	(2,651,425)	(7,573,874)
Operating profit		2,688,099	23,340,667	(1,291,175)
Financial results
Financial expenses		(5,013,176)	(4,750,895)	(3,851,233)
Financial income		2,558,268	2,276,312	1,032,530
Exchange rate variations, net		(643,377)	(2,884,292)	(4,823,269)
Finance income (cost)		(3,098,285)	(5,358,875)	(7,641,972)
(Loss) profit before income tax
and social contribution		(410,186)	17,981,792	(8,933,147)
Income taxes		95,651	(3,991,055)	2,253,684
(Loss) net profit for the year		(314,535)	13,990,737	(6,679,463)
(Loss) profit before taxes		(410,186)	18,348,774	(8,933,147)
Adjustments for reconciliation of profit (loss)
		3,944,259	3,432,816	2,995,609
		1,078,108	(78,567)	1,026,922
		1,788,259	3,604,357	8,541,980
		370,153	819,130	336,838
		1,520,019	1,339,765	6,901,828
			(1,031,099)	(310,557)
		38,426	10,134	55,252
		130,366	114,148	8,794
		8,459,404	26,559,458	10,623,519
Changes in operating working capital
				3,746,107
		1,530,050	296,957	(1,860,827)
		2,751,788	(1,739,822)	(2,247,729)
		2,246,770	(7,176,104)	(309,492)
		928,181	4,958,779	1,584,911
				(172,027)
		297,209	(269,721)	44,513
		(73,230)	955,475	(2,926,585)
		(1,085,427)	(2,878,056)	965,191
				224,764
		(317,867)	(389,087)	(349,842)
		(219,313)	(482,565)	(158,915)
		(2,742,791)	(2,928,081)	(1,181,931)
		(384,838)	823,515	(217,997)
Cash generated from operations		11,389,936	17,730,748	7,763,660
		(2,118,043)	(2,207,196)	(1,946,931)
		(1,620,616)	(2,697,829)	(252,479)
Net cash generated by operating activities		7,651,277	12,825,723	5,564,250
Proceeds from the sale of fixed assets and intangible assets		2,438	40,353	33,140
Additions to investment in subsidiaries		(107,090)
Dividends received		5,660	295	4,822
Acquisitions to property, plant and equipment and intangible assets		(4,153,707)	(3,249,132)	(2,653,009)
Net cash used in investing activities		(4,252,699)	(3,208,484)	(2,615,047)
Short-term and long-term debt
		6,418,208	16,308	13,049,459
		(3,855,662)	(9,413,909)	(8,734,505)
Braskem Idesa borrowings

Related parts			216,862
Lease		(836,718)	(787,932)	(610,392)
Dividends paid		(1,350,293)	(5,993,265)	(2,380)
Non-controlling interest in subsidiaries		21,162		(534,456)
Cash generated (used) in financing activities		396,697	(15,961,936)	3,167,726
Exchange variation on cash of foreign subsidiaries		(420,488)	293,633	1,054,845
Increase in cash and cash equivalents		3,374,787	(6,051,064)	7,171,774
Represented by
		6,907,355	12,958,419	5,786,645
		10,282,142	6,907,355	12,958,419
Braskem Idesa Consolidated [Member]
Curent
Cash and cash equivalents		2,184,332	1,773,331
Financial investments
Trade accounts receivable		73,195	1,225,479
Inventories		1,108,447	1,010,100
Taxes recoverable		250,511	26,558
Recoverable income taxes
Derivatives
Other receivables		68,544	137,624
Total current assets		3,685,029	4,173,092
Non-current
Taxes recoverable		288,974	268,403
Recoverable income taxes
Deferred tax assets		488,116	1,775,610
Related parties	[1]
Derivatives
Judicial deposits
Other receivables		563	24,964
Investments
Property, plant and equipment	[2]	14,126,939	14,483,720
Intangible		292,020	304,624
Right of use of assets	[3]	910,900	352,404
Total non current assets		16,107,512	17,209,725
Total assets		19,792,541	21,382,817
Current
Trade payables		1,291,347	871,379
Borrowings
Debentures
Braskem Idesa Borrowings		868,635	86,765
Payroll and related charges		38,385	75,306
Taxes payable		9,322	8,303
Income taxes payable
Lease		195,518	76,843
Provision - geological event in Alagoas
Other payables		24,283	246,623
Total current liabilities		2,427,490	1,365,219
Non-current
Loan agreements
Braskem Idesa Borrowings		10,501,683	12,224,770
Debentures
Accounts payable to related parties		7,175,837	10,134,287
Loan to non-controlling shareholders of Braskem Idesa		2,498,093	3,646,538
Deferred tax liabilities		1,049,967
Provision for losses on subsidiaries	[4]
Lease		746,285	333,303
Provision - geological event in Alagoas
Other payables		97,663	25,710
Total non current liabilities		22,069,528	26,364,608
Shareholders' equity
Attributable to the Company's shareholders		(4,704,477)	(6,347,010)
Non-controlling interest in subsidiaries
Total shareholders equity		(4,704,477)	(6,347,010)
Total liabilities and shareholders' equity		19,792,541	21,382,817
Net revenue		5,953,229	6,333,199	4,046,581
Cost of products sold		(5,074,693)	(3,321,601)	(3,112,129)
Gross profit		878,536	3,011,598	934,452
Income (expenses)
Selling and distribution		(218,236)	(221,337)	(242,211)
(Loss) reversals for impairment of trade accounts receivable		(178)	(178)	(178)
General and administrative		(216,098)	(229,334)	(179,350)
Research and development
Results from equity-accounted investees		7
Other income		1,704	4,044	1,826
Other expenses		(38,114)	(17,865)	(364,747)
Operating profit		407,621	2,546,928	149,792
Financial results
Financial expenses		(1,817,551)	(1,618,020)	(1,505,628)
Financial income		610,792	12,886	11,150
Exchange rate variations, net		235,314	(1,164,697)	(482,125)
Finance income (cost)		(971,445)	(2,769,831)	(1,976,603)
(Loss) profit before income tax
and social contribution		(563,824)	(222,903)	(1,826,811)
Income taxes		(963,386)	(8,348)	414,794
(Loss) net profit for the year		(1,527,210)	(231,251)	(1,412,017)
(Loss) profit before taxes		(563,824)	(222,903)	(1,826,811)
Adjustments for reconciliation of profit (loss)
		901,194	796,861	1,114,439

		759,378	2,564,905	1,921,975

			(1,220)
		629	1,039
		1,097,377	3,138,682	1,209,603
Changes in operating working capital

		1,126,559	(619,688)	(152,971)
		(108,609)	(398,181)	56,958
		(245,724)	4,808	(52,357)
				465,812
		13,580	71,165	352,590
		370,229	428,364	137,895
		76,071	(129,432)	(515,430)
				(25,776)

		(187,274)	168,371	13,560

		(5,889)	(18,063)	33,810
Cash generated from operations		2,136,320	2,646,026	1,523,694
		(786,836)	(676,237)	(789,890)
		(131)	(9,027)	(5,063)
Net cash generated by operating activities		1,349,353	1,960,762	728,741
Proceeds from the sale of fixed assets and intangible assets
Additions to investment in subsidiaries
Dividends received
Acquisitions to property, plant and equipment and intangible assets		(694,574)	(172,192)	(106,780)
Net cash used in investing activities		(694,574)	(172,192)	(106,780)
Short-term and long-term debt

Braskem Idesa borrowings
			7,271,658
		(45,311)	(7,995,045)	(905,210)
Related parts		(34,122)	(226,407)
Loan to non-controlling shareholders of Braskem Idesa - payment				(37,618)
Lease		(141,063)	(53,774)	(51,676)
Dividends paid
Non-controlling interest in subsidiaries
Cash generated (used) in financing activities		(220,496)	(1,003,568)	(994,504)
Exchange variation on cash of foreign subsidiaries		(23,282)	83,896	259,741
Increase in cash and cash equivalents		411,001	868,898	(112,802)
Represented by
		1,773,331	904,433	1,017,235
		2,184,332	1,773,331	904,433
Eliminations [Member]
Curent
Cash and cash equivalents
Financial investments
Trade accounts receivable		(462,596)	(679,676)
Inventories
Taxes recoverable
Recoverable income taxes
Derivatives
Other receivables		30,373
Total current assets		(432,223)	(679,676)
Non-current
Taxes recoverable
Recoverable income taxes
Deferred tax assets		(801,007)
Related parties	[1]	(7,250,756)	(10,064,320)
Derivatives
Judicial deposits
Other receivables
Investments
Property, plant and equipment	[2]	(682,659)	(769,178)
Intangible
Right of use of assets	[3]	(596,420)
Total non current assets		(9,330,842)	(10,833,498)
Total assets		(9,763,065)	(11,513,174)
Current
Trade payables		(462,596)	(679,676)
Borrowings
Debentures
Braskem Idesa Borrowings
Payroll and related charges
Taxes payable
Income taxes payable
Lease		(111,037)
Provision - geological event in Alagoas
Other payables		30,059
Total current liabilities		(543,574)	(679,676)
Non-current
Loan agreements
Braskem Idesa Borrowings
Debentures
Accounts payable to related parties		(7,175,837)	(10,134,287)
Loan to non-controlling shareholders of Braskem Idesa
Deferred tax liabilities		(801,007)
Provision for losses on subsidiaries	[4]	(4,094,535)	(5,284,666)
Lease		(487,745)
Provision - geological event in Alagoas
Other payables
Total non current liabilities		(12,559,124)	(15,418,953)
Shareholders' equity
Attributable to the Company's shareholders		4,704,478	6,347,010
Non-controlling interest in subsidiaries		(1,364,845)	(1,761,555)
Total shareholders equity		3,339,633	4,585,455
Total liabilities and shareholders' equity		(9,763,065)	(11,513,174)
Net revenue		(2,472,894)	(2,156,153)	(1,282,615)
Cost of products sold		2,539,132	2,224,661	1,344,438
Gross profit		66,238	68,508	61,823
Income (expenses)
Selling and distribution
(Loss) reversals for impairment of trade accounts receivable
General and administrative		(2,841)	91	144
Research and development
Results from equity-accounted investees		1,112,956	87,353	1,007,524
Other income
Other expenses
Operating profit		1,176,353	155,952	1,069,491
Financial results
Financial expenses		1,168,034	461,760	443,496
Financial income		(1,158,926)	(461,760)	(443,496)
Exchange rate variations, net		(164,107)	46,182	6,683
Finance income (cost)		(154,999)	46,182	6,683
(Loss) profit before income tax
and social contribution		1,021,354	202,134	1,076,174
Income taxes
(Loss) net profit for the year		1,021,354	202,134	1,076,174
(Loss) profit before taxes		1,021,354	(164,848)	1,076,174
Adjustments for reconciliation of profit (loss)
		(112,288)	(51,244)	(61,967)
		(1,112,956)	73,923	(1,007,524)
		154,999	142,169	(6,683)

		(48,891)
Changes in operating working capital

		(217,080)	184,225	212,874

		217,080	(184,225)	(212,874)

Cash generated from operations		(48,891)

Net cash generated by operating activities		(48,891)
Proceeds from the sale of fixed assets and intangible assets
Additions to investment in subsidiaries
Dividends received
Acquisitions to property, plant and equipment and intangible assets
Net cash used in investing activities
Short-term and long-term debt

Braskem Idesa borrowings

Related parts
Lease		48,891
Dividends paid
Non-controlling interest in subsidiaries
Cash generated (used) in financing activities		48,891
Exchange variation on cash of foreign subsidiaries
Increase in cash and cash equivalents
Represented by

Total [Member]
Curent
Cash and cash equivalents		12,466,474	8,680,686
Financial investments		2,295,497	3,492,710
Trade accounts receivable		3,231,934	7,153,565
Inventories		14,030,064	16,335,101
Taxes recoverable		1,156,355	1,428,658
Recoverable income taxes		392,062	1,189,812
Derivatives		157,906	33,816
Other receivables		727,364	979,097
Total current assets		34,457,656	39,293,445
Non-current
Taxes recoverable		1,617,669	1,252,058
Recoverable income taxes		252,995	230,069
Deferred tax assets		6,358,601	8,257,252
Related parties	[1]
Derivatives		71,544	51
Judicial deposits		215,274	194,212
Other receivables		187,670	395,892
Investments		149,023	58,923
Property, plant and equipment	[2]	37,763,295	37,225,130
Intangible		3,022,144	2,877,299
Right of use of assets	[3]	3,952,987	2,780,037
Total non current assets		53,591,202	53,270,923
Total assets		88,048,858	92,564,368
Current
Trade payables		12,246,782	12,053,266
Borrowings		1,254,550	1,343,494
Debentures		127,801	59,088
Braskem Idesa Borrowings		868,635	86,765
Payroll and related charges		827,826	1,170,346
Taxes payable		491,051	1,012,116
Income taxes payable		381,117	1,672,844
Lease		1,039,706	675,366
Provision - geological event in Alagoas		4,247,609	4,378,071
Other payables		2,700,170	2,742,167
Total current liabilities		24,185,247	25,193,523
Non-current
Loan agreements		31,310,710	33,553,766
Braskem Idesa Borrowings		10,501,683	12,224,770
Debentures		3,023,674	137,830
Accounts payable to related parties
Loan to non-controlling shareholders of Braskem Idesa		2,498,093	3,646,538
Deferred tax liabilities		1,153,481	1,407,434
Provision for losses on subsidiaries	[4]
Lease		3,200,824	2,481,048
Provision - geological event in Alagoas		2,378,949	3,283,188
Other payables		3,687,980	4,432,443
Total non current liabilities		57,755,394	61,167,017
Shareholders' equity
Attributable to the Company's shareholders		7,321,799	7,865,819
Non-controlling interest in subsidiaries		(1,213,582)	(1,661,991)
Total shareholders equity		6,108,217	6,203,828
Total liabilities and shareholders' equity		88,048,858	92,564,368
Net revenue		96,519,284	105,625,201	58,543,494
Cost of products sold		(85,160,548)	(73,568,231)	(47,331,414)
Gross profit		11,358,736	32,056,970	11,212,080
Income (expenses)
Selling and distribution		(2,108,417)	(2,055,640)	(1,852,055)
(Loss) reversals for impairment of trade accounts receivable		(38,426)	(8,914)	(55,252)
General and administrative		(2,763,983)	(2,522,127)	(1,918,747)
Research and development		(374,493)	(296,583)	(250,648)
Results from equity-accounted investees		34,848	4,644	(19,398)
Other income		507,333	1,534,487	750,749
Other expenses		(2,343,525)	(2,669,290)	(7,938,621)
Operating profit		4,272,073	26,043,547	(71,892)
Financial results
Financial expenses		(5,662,693)	(5,907,155)	(4,913,365)
Financial income		2,010,134	1,827,438	600,184
Exchange rate variations, net		(572,170)	(4,002,807)	(5,298,711)
Finance income (cost)		(4,224,729)	(8,082,524)	(9,611,892)
(Loss) profit before income tax
and social contribution		47,344	17,961,023	(9,683,784)
Income taxes		(867,735)	(3,999,403)	2,668,478
(Loss) net profit for the year		(820,391)	13,961,620	(7,015,306)
(Loss) profit before taxes		47,344	17,961,023	(9,683,784)
Adjustments for reconciliation of profit (loss)
		4,733,165	4,178,433	4,048,081
		(34,848)	(4,644)	19,398
		2,702,636	6,311,431	10,457,272
		370,153	819,130	336,838
		1,520,019	1,339,765	6,901,828
			(1,031,099)	(310,557)
		38,426	8,914	55,252
		130,995	115,187	8,794
		9,507,890	29,698,140	11,833,122
Changes in operating working capital
				3,746,107
		1,530,050	296,957	(1,860,827)
		3,661,267	(2,175,285)	(2,187,826)
		2,138,161	(7,574,285)	(252,534)
		682,457	4,963,587	1,532,554
				293,785
		310,789	(198,556)	397,103
		514,079	1,199,614	(3,001,564)
		(1,009,356)	(3,007,488)	449,761
				198,988
		(317,867)	(389,087)	(349,842)
		(406,587)	(314,194)	(145,355)
		(2,742,791)	(2,928,081)	(1,181,931)
		(390,727)	805,452	(184,187)
Cash generated from operations		13,477,365	20,376,774	9,287,354
		(2,904,879)	(2,883,433)	(2,736,821)
		(1,620,747)	(2,706,856)	(257,542)
Net cash generated by operating activities		8,951,739	14,786,485	6,292,991
Proceeds from the sale of fixed assets and intangible assets		2,438	40,353	33,140
Additions to investment in subsidiaries		(107,090)
Dividends received		5,660	295	4,822
Acquisitions to property, plant and equipment and intangible assets		(4,848,281)	(3,421,324)	(2,759,789)
Net cash used in investing activities		(4,947,273)	(3,380,676)	(2,721,827)
Short-term and long-term debt
		6,418,208	16,308	13,049,459
		(3,855,662)	(9,413,909)	(8,734,505)
Braskem Idesa borrowings
			7,271,658
		(45,311)	(7,995,045)	(905,210)
Related parts		(34,122)	(9,545)
Loan to non-controlling shareholders of Braskem Idesa - payment				(37,618)
Lease		(928,890)	(841,706)	(662,068)
Dividends paid		(1,350,293)	(5,993,265)	(2,380)
Non-controlling interest in subsidiaries		21,162		(534,456)
Cash generated (used) in financing activities		225,092	(16,965,504)	2,173,222
Exchange variation on cash of foreign subsidiaries		(443,770)	377,529	1,314,586
Increase in cash and cash equivalents		3,785,788	(5,182,166)	7,058,972
Represented by
		8,680,686	13,862,852	6,803,880
		R$ 12,466,474	R$ 8,680,686	R$ 13,862,852

[1]	Loan from Braskem Holanda to the Braskem Idesa project.
[2]	Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.
[3]	Sublease agreed between the subsidiary Braskem Holanda and Braskem Idesa.
[4]	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.